CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank balances	$ 298,583	$ 228,632
Time deposits	8,640	63,825
TOTAL	$ 307,223	$ 292,457	$ 427,804	$ 278,939